TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables

	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Trade receivables, net of impairment losses	13,290	20,025
Prepayments	1,945	1,159
Contract assets	739	1,177
Value added tax	-	92
Finance lease receivables	142	215

	16,116	22,668

Schedule of Future Minimum Finance Lease Receivables

	December 31, 2021 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	292	150	142
Between one and five years (Note 16)	310	159	151

	602	309	293

	December 31, 2020 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	415	200	215
Between one and five years (Note 16)	591	300	291

	1,006	500	506

Schedule of Future Minimum Rentals Receivable Under Non-Cancellable Operating Leases

	December 31, 2021
	US$‘000
	Instruments	Total
Less than one year	3,953	3,953
Between one and five years	171	171

	4,124	4,124

	December 31, 2020
	US$‘000
	Instruments	Total
Less than one year	2,767	2,767
Between one and five years	171	171

	2,938	2,938